Intangible Assets, Net - Schedule of Estimated Amortization Expenses (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	¥ 12,771
2021	5,235
2022	2,536
2023	2,490
2024	¥ 2,475